UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23723

Strategic Trust
(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100, Denver, CO	80111
(Address of principal executive offices)	(Zip code)

Kevin Kelly
7887 East Belleview Avenue, Suite 1100, Denver, CO 80111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-833-4222

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

Running Oak Efficient Growth ETF

(RUNN) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Running Oak Efficient Growth ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-855-833-4222.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$385,968,706
Number of Portfolio Holdings	54
Advisory Fee	$1,078,091
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
36.0%
Technology
21.9%
Health Care
14.4%
Financials
9.4%
Consumer Discretionary
9.0%
Materials
3.5%
Information Technology
1.9%
Communications
1.9%
Other Assets in Excess of Liabilities
2.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.0%
Communications	1.9%
Information Technology	1.9%
Materials	3.5%
Consumer Discretionary	9.0%
Financials	9.4%
Health Care	14.4%
Technology	21.9%
Industrials	36.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Roper Technologies, Inc.	2.0%
IQVIA Holdings, Inc.	2.0%
Alcon, Inc.	1.9%
Intuit, Inc.	1.9%
CACI International, Inc.	1.9%
Intercontinental Exchange, Inc.	1.9%
Broadridge Financial Solutions, Inc.	1.9%
Arthur J. Gallagher & Company	1.9%
Franklin Electric Company, Inc.	1.9%
Marsh & McLennan Companies, Inc.	1.9%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Running Oak Efficient Growth ETF

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.runningoaketfs.com/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-RUNN

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

RUNNING OAK EFFICIENT GROWTH ETF (RUNN)

Semi-Annual Financial Statements
and Additional Information
February 28, 2026

855-833-4222

www.runningoaketfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Running Oak Efficient Growth ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC
Member FINRA

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.7%
10,057	Curtiss-Wright Corporation	$7,043,219
20,078	General Dynamics Corporation	7,168,850
		14,212,069
	APPAREL & TEXTILE PRODUCTS - 1.8%
59,534	Deckers Outdoor Corporation(a)	6,981,552

	CHEMICALS - 1.8%
24,848	Air Products and Chemicals, Inc.	6,849,848

	COMMERCIAL SUPPORT SERVICES - 3.7%
43,148	FTI Consulting, Inc.(a)	7,094,394
30,778	Republic Services, Inc.	7,048,162
		14,142,556
	CONSTRUCTION MATERIALS - 1.7%
17,061	Carlisle Companies, Inc.	6,735,171

	DIVERSIFIED INDUSTRIALS - 5.4%
28,499	Honeywell International, Inc.	6,942,071
33,679	ITT, Inc.	6,816,966
6,848	Parker-Hannifin Corporation	6,910,865
		20,669,902
	ELECTRICAL EQUIPMENT - 5.4%
29,726	AMETEK, Inc.	7,111,054
17,786	Eaton Corporation PLC	6,686,113
59,765	nVent Electric PLC	7,073,785
		20,870,952
	ENGINEERING & CONSTRUCTION - 3.5%
8,658	EMCOR Group, Inc.	6,273,760
51,325	Jacobs Solutions, Inc.	7,075,665
		13,349,425
	HEALTH CARE FACILITIES & SERVICES - 5.2%
23,784	Cigna Group	6,893,079
50,787	ICON plc(a)	5,492,106

The accompanying notes are an integral part of these financial statements

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.2% (Continued)
42,362	IQVIA Holdings, Inc.(a)	$7,574,749
		19,959,934
	INDUSTRIAL SUPPORT SERVICES - 5.3%
67,676	RB Global, Inc.	6,832,569
16,135	Watsco, Inc.	6,733,620
6,117	WW Grainger, Inc.	7,002,313
		20,568,502
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
45,133	Intercontinental Exchange, Inc.	7,407,679

	INSURANCE - 7.4%
32,289	Arthur J. Gallagher & Company	7,368,350
99,491	Brown & Brown, Inc.	7,145,444
39,303	Marsh & McLennan Companies, Inc.	7,339,442
27,085	Primerica, Inc.	6,870,381
		28,723,617
	INTERNET MEDIA & SERVICES - 1.9%
22,972	Alphabet, Inc., Class C	7,154,170

	LEISURE FACILITIES & SERVICES - 3.5%
31,791	Darden Restaurants, Inc.	6,798,505
37,657	Texas Roadhouse, Inc.	6,886,336
		13,684,841
	MACHINERY - 5.4%
73,779	Franklin Electric Company, Inc.	7,349,865
73,482	Graco, Inc.	6,901,429
70,045	Ingersoll Rand, Inc.	6,594,036
		20,845,330
	MEDICAL EQUIPMENT & DEVICES - 9.2%
86,176	Alcon, Inc.	7,512,824
39,195	Becton Dickinson and Company	6,917,134
26,977	ResMed, Inc.	6,913,126
27,912	STERIS plc	7,043,593

The accompanying notes are an integral part of these financial statements

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 9.2% (Continued)
18,744	Stryker Corporation	$7,262,550
		35,649,227
	RETAIL - DISCRETIONARY - 3.7%
44,810	TJX Companies, Inc.	7,243,985
132,783	Tractor Supply Company	6,883,471
		14,127,456
	SOFTWARE - 5.8%
18,340	Intuit, Inc.	7,501,610
22,036	Roper Technologies, Inc.	7,706,650
96,949	SS&C Technologies Holdings, Inc.	7,299,290
		22,507,550

	TECHNOLOGY HARDWARE - 1.9%
10,653	Teledyne Technologies, Inc.(a)	7,255,758

	TECHNOLOGY SERVICES - 16.1%
31,603	Accenture PLC, Class A	6,596,178
103,612	Amdocs Ltd.	7,232,118
32,835	Automatic Data Processing, Inc.	7,038,511
39,809	Broadridge Financial Solutions, Inc.	7,399,299
12,151	CACI International, Inc., Class A(a)	7,414,176
25,647	FactSet Research Systems, Inc.	5,560,526
109,959	Fiserv, Inc.(a)	6,849,346
41,479	Leidos Holdings, Inc.	7,262,973
21,667	Visa, Inc., Class A	6,936,473
		62,289,600
	TRANSPORTATION & LOGISTICS - 3.7%
21,929	Norfolk Southern Corporation	6,901,933
17,942	Saia, Inc.(a)	7,273,507
		14,175,440

The accompanying notes are an integral part of these financial statements

RUNNING OAK EFFICIENT GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Fair Value
COMMON STOCKS — 98.0% (Continued)
TOTAL COMMON STOCKS (Cost $371,537,271)	$378,160,579

TOTAL INVESTMENTS - 98.0% (Cost $371,537,271)	$378,160,579
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	7,808,127
NET ASSETS - 100.0%	$385,968,706

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements

Running Oak Efficient Growth ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

ASSETS
Investment securities:
At cost	$371,537,271
At value	$378,160,579
Cash	7,670,118
Dividends and interest receivable	308,159
TOTAL ASSETS	386,138,856

LIABILITIES
Investment advisory fees payable (See note 4)	170,150
TOTAL LIABILITIES	170,150
NET ASSETS	$385,968,706

Net Assets Consist Of:
Paid in capital	$368,156,561
Distributable earnings	17,812,145
NET ASSETS	$385,968,706

Net Asset Value Per Share:
Net Assets	$385,968,706
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,181,000
Net asset value (Net Assets ÷ Shares Outstanding)	$34.52

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $20,898)	$2,085,219
Interest	136,248
TOTAL INVESTMENT INCOME	2,221,467

EXPENSES
Investment advisory fees (See note 4)	1,078,091
TOTAL NET EXPENSES	1,078,091

NET INVESTMENT INCOME	1,143,376

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Investments	(4,571,721)
In-kind redemptions	20,569,773
Total Net Realized Gain	15,998,052
Net change in unrealized depreciation on:
Investments	(15,478,918)
(15,478,918)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	519,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,662,510

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	February 28, 2026	August 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$1,143,376	$1,655,547
Net realized gain on investments and in-kind redemptions	15,998,052	10,682,451
Net change in unrealized appreciation (depreciation) on investments	(15,478,918)	4,369,032
Net increase in net assets resulting from operations	1,662,510	16,707,030

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,022,235)	(1,021,572)
Net decrease in net assets resulting from distributions to shareholders	(2,022,235)	(1,021,572)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	83,058,079	243,441,288
Cost of shares redeemed	(76,317,432)	(72,736,075)
Net increase in net assets resulting from shares of beneficial interest	6,740,647	170,705,213

TOTAL INCREASE IN NET ASSETS	6,380,922	186,390,671

NET ASSETS
Beginning of Period	379,587,784	193,197,113
End of Period	$385,968,706	$379,587,784

SHARE ACTIVITY
Shares sold	2,450,000	7,300,000
Shares redeemed	(2,250,000)	(2,200,000)
Net increase in shares of beneficial interest outstanding	200,000	5,100,000

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	For the Six Months		For the Year	For the Year	For the Period*
	Ended		Ended	Ended	Ended
	February 28, 2026		August 31, 2025	August 31, 2024	August 31, 2023
	(Unaudited)
Net asset value, beginning of period/year	$34.57		$32.85	$26.53	$25.23

Gain from investment operations:
Net investment income (1)	0.10		0.19	0.19	0.05
Net realized and unrealized gain on investments	0.04		1.66	6.22	1.25
Total from investment operations	0.14		1.85	6.41	1.30

Less distributions from:
Net investment income	(0.19)		(0.13)	(0.08)	—
Net realized gains	—		—	(0.01)	—
Total distributions	(0.19)		(0.13)	(0.09)	—

Net asset value, end of period/year	$34.52		$34.57	$32.85	$26.53
Total return (2)
Net asset value	0.40	% (5)	5.65%	24.22%	5.18	% (5)
Net assets, at end of period/year (000s)	$385,969		$379,588	$193,197	$49,248

Ratio of expenses to average net assets	0.58	% (4)	0.58%	0.58%	0.58	% (4)
Ratio of net investment income to average net assets	0.62	% (4)	0.56%	0.64%	0.78	% (4)
Portfolio Turnover Rate (3)	9	% (5)	19%	3%	6	% (5)

*	The inception date of the Fund was June 7, 2023.

(1)	Per share amounts calculated using average shares outstanding.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.

(3)	Portfolio turnover rate excludes in-kind transactions.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2026

1.	ORGANIZATION

Running Oak Efficient Growth ETF (the “Fund”) is a non-diversified series of Strategic Trust (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Running Oak Capital, LLC (the “Adviser”) serves as the investment adviser to the Fund. The inception date of the Fund was June 7, 2023. The Fund is in an actively managed exchanged-traded fund (“ETF”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities valuation – The net asset value (“NAV”) per share of the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts, and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued, or, if there are no sales, at the mean of the most recent bid and ask prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which market quotations are not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB ASC Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including, but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of February 28, 2026:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$378,160,579	$—	$—	$378,160,579
Total Investments	$378,160,579	$—	$—	$378,160,579

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax has been provided.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2023 to August 31, 2025, or expected to be taken in the Fund’s August 31, 2026, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Taxes – The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statement of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities amounted to $34,348,751 and $35,121,133, respectively, for the Fund.

For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $81,481,552 and $74,862,852, respectively, for the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Adviser serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.58% of the Fund’s average daily net assets. During the six months ended February 28, 2026, the Fund paid $1,078,091 in advisory fees.

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units (as defined below) for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

in Creation Units, as described under “Organization” above. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Strategic Services LLC (“Strategic Services”), serves as administrator for the Fund pursuant to a Fund Administration agreement between the Trust and Strategic Services. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Prior to March 28, 2025, U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, served as sub-administrator to the Fund pursuant to a Sub-Administration Servicing Agreement between Strategic Services and Fund Services on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of the Sub-Administration Servicing Agreement.

Prior to March 28, 2025, Fund Services served as the transfer agent and fund accountant for the Fund. Pursuant to a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement, each between the Trust and Fund Services, Fund Services provides the Trust with transfer agency and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund services, served as the Fund’s custodian (the “Custodian”). Fees payable to Fund Services (as transfer agent and fund accountant) and the Custodian under these agreements are paid by the Adviser under the terms of the Advisory Agreement.

Effective March 28, 2025, Ultimus Fund Solutions, LLC (“Ultimus”) serves as sub-administrator to the Fund pursuant to an ETF Sub-Administration Agreement between Strategic Services and Ultimus on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of this agreement. Ultimus serves as fund accountant for the Fund, pursuant to an ETF Master Services Agreement between the Trust and Ultimus. Fees payable to Ultimus as fund accountant are paid by the Adviser under the terms of the Advisory Agreement.

Effective March 28, 2025, State Street Bank and Trust Company (“State Street”) serves as the custodian and transfer agent for the Fund. Pursuant to a Custody Agreement and Transfer Agency and Service Agreement between the Trust and State Street, State Street provides the Trust with custodian and transfer agency services. Fees payable to State Street (as custodian and transfer agent) are paid by the Adviser under the terms of the Advisory Agreement.

Pursuant to a principal financial officer services agreement between the Trust and QRF Business Solutions, Jim Niemie serves as Treasurer and Principal Financial Officer of the Trust.

Prior to October 3, 2024, pursuant to an agreement between the Trust and Tidal ETF Services, LLC (“Tidal”), an employee of Tidal served as Chief Compliance Officer and Anti-Money Laundering

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

Compliance Officer of the Trust. Effective October 3, 2024, Gregory Shinnick was appointed to serve as Trust Chief Compliance Officer and Anti-Money Laundering Compliance Officer, pursuant to a compliance services agreement between the Trust and Strategic Services LLC.

Certain officers and a Trustee of the Trust are also officers or employees of Strategic Services.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an Authorized Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200*	2.00%**

* $300 prior to March 28, 2025.

** The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2026, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$371,991,932	$39,064,364	$(32,895,717)	$6,168,647

Running Oak Efficient Growth ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended August 31, 2025 and August 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024
Ordinary Income	$1,021,572	$240,253
Long-Term Capital Gain	—	5,980
Return of Capital	—	—
	$1,021,572	$246,233

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$1,197,431	$—	$(2,984,133)	$(1,688,993)	$—	$21,647,565	$18,171,870

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for realized gain/loss on in-kind redemptions and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,984,133.

At August 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,308,351	$380,642	$1,688,993	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the fiscal year ended August 31, 2025, as follows:

Paid
In	Distributable
Capital	Earnings
$15,925,172	$(15,925,172)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
February 28, 2026

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by calling 1-855-833-4222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the past calendar year can be found at www.runningoaketfs.com.

INVESTMENT ADVISOR
Running Oak Capital, LLC
4519 West 56th Street
Edina, Minnesota 55424

ADMINISTRATOR
Strategic Services LLC
7887 East Belleview Ave., Suite 1100
Denver, CO 80111

SUB-ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

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ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Trust

By (Signature and Title)
/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	4/27/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	4/27/26

By (Signature and Title)
/s/ Jim Niemie
Jim Niemie, Principal Financial Officer

Date	4/27/26